PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 178,984	$ 192,114
Accumulated depreciation	96,400	107,711
Depreciation cost	82,584	84,403
Buildings and Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	91,823	92,025
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	51,745	50,390
Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,837	40,502
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,665	5,317
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	240	324
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,674	$ 3,556